Accounts receivable	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Accounts receivable
7.	Accounts receivables

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Receivables from collaboration agreements	1,111	682

Total	1,111	682

As of December 31, 2022, and 2021, no expected credit losses were recognized.